UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
 (Name and address of agent for service)

(626) 914-7363
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.
Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at July 31, 2017 (Unaudited)
Shares		Value
COMMON STOCKS: 95.7%
Consumer Discretionary: 8.5%
177,715	BorgWarner, Inc.	$8,306,399
283,490	Discovery Communications, Inc. - Class C *	6,557,124
190,940	Magna International, Inc.	9,105,929
111,130	NIKE, Inc.	6,562,226
41,975	Time Warner, Inc.	4,299,079
		34,830,757
Consumer Staples: 8.6%
72,390	Bunge Ltd.	5,674,652
34,775	The J.M. Smucker Co.	4,239,073
276,690	The Kroger Co.	6,784,439
83,655	Procter & Gamble Co.	7,597,547
135,570	Wal-Mart Stores, Inc.	10,844,244
		35,139,955
Energy: 11.5%
59,065	Chevron Corp.	6,449,307
111,365	Exxon Mobil Corp.	8,913,655
218,115	National Oilwell Varco, Inc.	7,134,542
206,320	Noble Energy, Inc.	5,964,711
40,370	Phillips 66	3,380,988
147,565	Royal Dutch Shell PLC - ADR	8,341,849
103,355	Schlumberger Ltd.	7,090,153
		47,275,205
Financials: 19.0%
13,795	Alleghany Corp. *	8,461,025
74,250	Allstate Corp.	6,756,750
84,165	American Express Co.	7,173,383
14,780	BlackRock, Inc.	6,304,113
135,090	Citigroup, Inc.	9,246,911
109,105	JPMorgan Chase & Co.	10,015,839
61,000	The PNC Financial Services Group, Inc.	7,856,800
104,660	State Street Corp.	9,757,452
52,500	U.S. Bancorp #	2,770,950
177,885	Wells Fargo & Co.	9,595,117
		77,938,340
Health Care: 14.6%
35,000	Aetna, Inc.	5,400,850
33,655	Allergan PLC	8,492,166
273,840	AstraZeneca PLC - ADR	8,264,491
58,370	DaVita HealthCare Partners, Inc. *	3,781,209
120,620	Gilead Sciences, Inc.	9,177,976
84,985	Johnson & Johnson	11,279,209
24,490	McKesson Corp.	3,964,196
61,290	Merck & Co., Inc.	3,915,205
162,905	Pfizer, Inc.	5,401,930
		59,677,232
Industrials: 5.5%
297,250	General Electric Co.	7,612,572
137,710	Koninklijke Philips NV - NYRS	5,256,391
29,080	Raytheon Co.	4,995,072
82,830	Southwest Airlines Co.	4,597,893
		22,461,928
Information Technology: 16.3%
131,145	Amdocs Ltd.	8,809,010
56,390	Apple, Inc.	8,386,885
90,430	Avnet, Inc.	3,470,703
239,465	Cisco Systems, Inc.	7,531,174
499,535	HP, Inc.	9,541,118
115,000	Microsoft Corp.	8,360,500
145,170	QUALCOMM, Inc.	7,721,592
81,440	TE Connectivity Ltd.	6,546,962
212,170	Xerox Corp.	6,507,254
		66,875,198

Materials: 3.7%
44,550	Monsanto Co.	5,204,331
196,335	Mosaic Co.	4,739,527
143,875	Newmont Mining Corp.	5,347,834
		15,291,692
Real Estate: 2.9%
60,775	The Howard Hughes Corp. *	7,646,103
125,890	Weyerhaeuser Co. - REIT	4,156,888
		11,802,991
Telecommunication Services: 4.1%
187,930	AT&T, Inc.	7,329,270
324,955	Vodafone Group PLC - ADR	9,644,664
		16,973,934
Utilities: 1.0%
126,455	FirstEnergy Corp.	4,035,179
TOTAL COMMON STOCKS
(Cost $334,037,489)		392,302,411

SHORT-TERM INVESTMENTS: 2.3%
9,531,718	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.892% ^	9,531,718
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,531,718)		9,531,718
TOTAL INVESTMENTS IN SECURITIES: 98.0%
(Cost $343,569,207)		401,834,129
Other Assets in Excess of Liabilities: 2.0%		8,000,897
TOTAL NET ASSETS: 100.0%		$409,835,026

ADR -	American Depositary Receipt
NYRS -	New York Registry Shares
REIT -	Real Estate Investment Trust

*	Non-income producing security.
^	Annualized seven-day yield as of July 31, 2017.
#
Affiliated security. Quasar Distributors, LLC  (the “Distributor”) is the principal underwriter and distributor for the shares of the Becker Value Equity Fund (the “Fund”). The Distributor is affiliated with the Fund’s transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC (“USBFS”) and the Fund’s custodian, U.S. Bank NA.  The Fund purchased the shares shown above prior to August 14, 2012, when the Distributor became the Fund’s principal underwriter.

	Share Balance at October 31, 2016	Purchases	Sales	Share Balance at July 31, 2017	Realized Gain (Loss)	Dividend Income	Value at July 31, 2017	Cost
U.S. Bancorp	52,500	-	-	52,500	$-	$44,100	$2,770,950	$1,380,327
Total							$2,770,950	$1,380,327

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by USBFS.

The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows+:

Cost of investments	$343,569,207
Gross unrealized appreciation	69,403,001
Gross unrealized depreciation	(11,138,079)
Net unrealized appreciation	$58,264,922

+Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at July 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2017:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$392,302,411	$-	$-	$392,302,411
Short-Term Investments	9,531,718	-	-	9,531,718
Total Investments in Securities	$401,834,129	$-	$-	$401,834,129

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*      /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date          8/23/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Elaine E. Richards
 Elaine E. Richards, President/Principal Executive Officer

Date          8/23/17

By (Signature and Title)    /s/ Aaron J. Perkovich
 Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date          8/23/17